SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION-term liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Earn-out considerations	$ 0	$ 17,172
Other	1,131	2,450
Total other long-term liabilities	$ 1,131	$ 19,622